Income Taxes (Details 2) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net operating loss carry forwards	$ 10,354,525	$ 7,262,789
Depreciation and amortization	7,530,972	5,573,817
Allowances for doubtful accounts receivables	229,168	218,415
Employee benefits	330,849	320,564
Minimum alternate tax credit	273,526	284,859
Loss of equity method investees	250,758	256,483
Gross deferred tax assets	18,969,798	13,916,927
Valuation allowance	(18,969,798)	(13,916,927)	$ (12,673,121)
Deferred tax assets	$ 0	$ 0